Segment Information - Schedule of Segment Information (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Schedule Of Segment Information Abstract
Trust Account	$ 182,062,506			$ 176,597,270	$ 182,062,506
Cash	1,007,626			1,447,921	1,007,626
General and administrative costs				1,079,899
Interest earned on cash held in Trust Account	$ 1,860,392			$ 722,270	$ 5,465,237